Companys Defined Benefit Pension Plans Measured at Fair Value Using Unobservable Inputs (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	989	879
Contributions	66	24
Disbursements	(37)	(12)
Net transfer out of Level 3	(3)
Net realized gains	19	4
Increase in net unrealized gains	78	94
Ending Balance	1,112	989
Mortgages
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	4	5
Disbursements	(1)	(2)
Net transfer out of Level 3	(3)
Increase in net unrealized gains		1
Ending Balance		4
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	691	620
Contributions	39	7
Disbursements	(36)	(10)
Net realized gains	19	4
Increase in net unrealized gains	66	70
Ending Balance	779	691
Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	294	254
Contributions	27	17
Increase in net unrealized gains	12	23
Ending Balance	333	294